Pacer Funds Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

November 27, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
File No.: 333-234267

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Combined Proxy Statement/Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Pre-Effective Amendment to Trust’s Registration Statement on Form N‑14, which was electronically filed with the Commission on November 22, 2019.

If you have any questions or require further information, please contact Alyssa Bernard at (414) 765‑6316 or alyssa.bernard@usbank.com.

Sincerely,
/s/ Alyssa M. Bernard
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust